Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment [Abstract]
Depreciation expenses	$ 5,485	$ 6,901	$ 19,287	$ 20,747	$ 27,648	$ 27,528